FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2011

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       Name:     Water Asset Management LLC
                       -------------------------------------

                       Address:  509 Madison Avenue, Suite 804
                                 New York, New York  10022
                       ----------------------------------------


                        Form 13F File Number: 028-14357
                        -------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph Kirincich

Title:    Chief Financial Officer

Phone:    212-754-5132


Signature, Place, and Date of Signing

/s/ Joseph Kirincich          New York, NY                November 14, 2011
---------------------        --------------              -------------------
[Signature]                  [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                None
                                                  ----

Form 13F Information Table Entry Total:            21
                                                   --

Form 13F Information Table Value Total:       $102,161 (thousands)
                                              --------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                           Water Asset Management LLC
                                    FORM 13F
                               September 30, 2011


                            TITLE OF                 VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS       CUSIP     (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD     NONE
AMERICAN STS WTR CO          COM           029899101   12,310    362,794    SH         Sole              362,794
AMERICAN WTR WKS CO INC
   NEW                       COM           030420103    1,293     42,851    SH         Sole               42,851
AMERON INTL INC.             COM           030710107    9,408    110,762    SH         Sole              110,762
CADIZ INC.                   COM NEW       127537207    5,230    661,146    SH         Sole              661,146
CALIFORNIA WTR SVC GROUP     COM           130788102    2,936    165,808    SH         Sole              165,808
CONSOLIDATED WATER CO INC.   ORD           G23773107    1,108    140,575    SH         Sole              140,575
ITRON INC.                   COM           465741106    5,019    170,122    SH         Sole              170,122
ITT CORP NEW                 COM           450911102    7,580    180,474    SH         Sole              180,474
ECOLAB INC                   COM           278865100    7,216    147,600    SH         Sole              147,600
NALCO HOLDING COMPANY        COM           62985Q101   12,117    346,400    SH         Sole              346,400
NORTHWEST PIPE CO            COM           667746101    4,809    236,990    SH         Sole              236,990
PENNICHUCK CORP              COM NEW       708254206      276      9,869    SH         Sole                9,869
PENTAIR INC                  COM           709631105      320     10,000    SH         Sole               10,000
SJW CORP                     COM           784305104    2,969    136,381    SH         Sole              136,381
SMITH A O                    COM           831865209   12,622    394,066    SH         Sole              394,066
TRI-TECH HOLDING INC.        SHS           G9103F106    1,266    316,500    SH         Sole              316,500
FLOWSERVE CORP               COM           34354P105    3,700     50,000    SH         Sole               50,000
HECKMANN CORP                COM           422680108    5,334  1,008,400    SH         Sole            1,008,400
TETRA TECH INC NEW           COM           88162G103    1,795     95,800    SH         Sole               95,800
WATTS WATER TECHNOLOGIES
   INC                       CL  A         942749102    4,278    160,542    SH         Sole              160,542
PRIMO WTR CORP               COM           74165N105      575    101,905    SH         Sole              101,905




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